Commitments, Contingencies and Off-Balance-Sheet Risk - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Maximum period of commitments to make loans	1 year
Maximum time period of maturities	30 years
Reserve balance under Federal Reserve Board requirements	$ 7,127	$ 8,891
Minimum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Range of fixed interest rate loan commitments	4.50%	2.88%
Maximum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Range of fixed interest rate loan commitments	8.00%	8.50%